Supplement Dated June 9, 2017
To The Prospectus Dated April 24, 2017

JNL® Series Trust

Please note that the changes impact your variable annuity product(s).

Effective June 8, 2017, in the section entitled, "Additional Information About the Funds," under "Principal Investment Strategies," for the JNL/American Funds Balanced Allocation Fund and the JNL/American Funds Growth Allocation Fund, please delete the list under the heading "American Funds Insurance Series®" in its entirety and replace with the following:

American Funds Insurance Series®	American Funds Retail Funds

Global Growth FundSM
Global Small Capitalization FundSM
Growth FundSM
International FundSM
New World Fund®
Blue Chip Income and Growth FundSM
Global Growth and Income FundSM
Growth-Income FundSM
International Growth and Income FundSM
Asset Allocation Fund
Global Balanced Fund
Bond FundSM
Global Bond FundSM
High-Income Bond FundSM
Mortgage FundSM
U.S. Government/AAA-Rated Securities FundSM

AMCAP Fund
American Balanced Fund
American Funds Corporate Bond Fund
American Funds Developing World Growth and Income Fund
American Funds Emerging Markets Bond Fund
American Funds Global Balanced Fund
American Funds Inflation Linked Bond Fund
American Funds Mortgage Fund
American Funds Strategic Bond Fund
American High-Income Trust
American Mutual Fund
Capital Income Builder
Capital World Bond Fund
Capital World Growth and Income Fund
EuroPacific Growth Fund
Fundamental Investors
Intermediate Bond Fund of America
International Growth and Income Fund
New Perspective Fund
New World Fund
SMALLCAP World Fund
Short-Term Bond Fund of America
The American Funds Income Series - U.S. Government Securities Fund
The Bond Fund of America
The Growth Fund of America
The Income Fund of America
The Investment Company of America
The New Economy Fund
Washington Mutual Investors Fund

This Supplement is dated June 9, 2017.